HIGHLAND FUNDS II

Highland Socially Responsible Equity Fund

Highland Small-Cap Equity Fund

Highland Fixed Income Fund

Highland Total Return Fund

(each, a "Fund" and collectively, the "Funds")

Supplement dated April 10, 2020 to the Funds' Statement of Additional Information (the "SAI"),

dated January 31, 2020, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective immediately, the following will replace the section entitled "Management of the Trust" including the headings "Qualifications of Trustees", "Trustees' Compensation", "Role of the Board of Trustees, Leadership Structure and Risk Oversight", "Share Ownership" and "Trustee Positions" beginning on page

40 of the SAI:

MANAGEMENT OF THE TRUST

The Board provides broad oversight of the operations and affairs of the Funds and protects the interests of shareholders. The Board has overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Funds' business. The names and birthdates of the Trustees and officers of the Funds, the year each was first elected or appointed to office, their principal business occupations during the last five years, the number of funds overseen by each Trustee and other directorships or trusteeships they hold are shown below. The business address for each Trustee and officer of the Funds is c/o Highland Capital Management Fund Advisors, L.P., 300 Crescent Court, Suite 700, Dallas, Texas 75201.

The "Highland Funds Complex," as referred to herein, consists of: each series of Highland Funds I ("HFI"), each series of Highland Funds II ("HFII"), Highland Global Allocation Fund ("GAF"), Highland Income Fund ("HFRO"), NexPoint Strategic Opportunities Fund ("NHF"), NexPoint Event-Driven Fund ("NEDF"), NexPoint Latin American Opportunities Fund ("NLAF"), NexPoint Real Estate Strategies Fund ("NRESF"), NexPoint Strategic Income Fund ("NSIF"), NexPoint Energy and Materials Opportunities Fund ("NEMO"), NexPoint Discount Strategies Fund ("NDSF"), NexPoint Healthcare Opportunities Fund ("NHOF", and together with NEDF, NLAF, NRESF, NSIF, NEMO and NDSF, the "Interval Funds"), and NexPoint Capital, Inc. (the "BDC"), a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act.

Name, Date of Birth, Position( s)with the Trust and Length of Time Served, Term of Office1and Number of Portfolios in the Highland Funds Complex Overseen by the Trustees Independent Trustees

Principal Occupations(s) During the Past Five Years and Other Directorships/Trusteeships Held During the Past Five Years

Experience, Qualifications, Attributes, Skills for Board Membership

Independent Trustees

Dr. Bob Froehlich

(4/28/1953)

Trustee since December 2013; Indefinite Term

20 funds

Retired.

Trustee of ARC Realty Finance Trust, Inc. (from January 2013 to May 2016); Director of KC Concessions, Inc. (since January 2013); Trustee of Realty Capital Income Funds Trust (from January 2014 to December 2016); Director of American Realty Capital Healthcare Trust II (from January 2013 to June 2016); Director, American Realty Capital Daily Net Asset Value Trust, Inc. (from November 2012 to July 2016); Director of American Sports Enterprise, Inc. (since January 2013); Director of Davidson Investment Advisors (from July 2009 to July 2016); Chairman and owner, Kane County Cougars Baseball Club (since January 2013); Advisory Board of Directors, Internet Connectivity Group, Inc. (from January 2014 to April 2016); Director of AXAR Acquisition Corp. (formerly AR Capital Acquisition Corp.) (from October 2014 to October 2017); Director of The Midwest League of Professional Baseball Clubs, Inc.; Director of Kane County Cougars Foundation, Inc.; Director of Galen Robotics, Inc.; Chairman and Director of FC Global Realty, Inc. (from May 2017 to June 2018); Chairman; Director of First Capital Investment Corp. (from March 2017 to March 2018); and Director and Special Advisor to Vault Data, LLC (since February 2018).

Significant experience in the financial industry; significant managerial and executive experience; significant experience on other boards of directors, including as a member of several audit committees.

Ethan Powell	CEO, Chairman and Founder of Impact Shares LLC
(6/20/1975)	since December 2015; Trustee/Director of the Highland
Funds Complex from June 2012 until July 2013 and since
Trustee since December	December 2013; Chief Product Strategist of HCMFA from
2013; Indefinite Term;	2012 until December 2015; Senior Retail Fund Analyst of
Chairman of the Board	HCMLP from 2007 until December 2015 and HCMFA from
since December 2013;	its inception until December 2015; President and Principal
and Executive Vice	Executive Officer of NHF from June 2012 until May 2015;
President and Principal	Secretary of NHF from May 2015 until December 2015;
Executive Officer from	Executive Vice President and Principal Executive Officer of
June 2012 until DecemberHFI and HFII from June 2012 until December 2015; and
2015.	Secretary of HFI and HFII from November 2010 to May
2015.

20 funds	Trustee of Impact Shares Funds I Trust

Bryan A. Ward	Senior Advisor, CrossFirst Bank since April 2019; Private
Investor, BW Consulting, LLC since 2014; Senior Manager,

Significant experience in the financial industry; significant executive experience including past service as an officer of funds in the Highland Funds Complex; significant administrative and managerial experience.

Significant experience on this and/or other boards of directors/trustees; significant managerial

(2/4/1955)	Accenture, LLP (a consulting firm) from 1991 until
retirement in 2014.
Trustee since inception in
2006; Indefinite Term.	Director of Equity Metrix, LLC
20 funds

Interested Trustee

John Honis2	President of Rand Advisors, LLC since August 2013; and
Partner of Highland Capital Management, L.P. ("HCMLP")
(6/16/1958)	from February 2007 until his resignation in November 2014.
Trustee since July 2013;	Manager of Turtle Bay Resort, LLC (August 2011 –
Indefinite Term.	December 2018); Manager of American Home Patient
(November 2011 to February 2016).
20 funds

and executive experience; significant experience as a management consultant.

Significant experience in the financial industry; significant managerial and executive experience, including experience as president, chief executive officer or chief restructuring officer of five telecommunication firms; experience on other boards of directors.

Lauren Thedford (1/7/1989)
Secretary since April 2019; Indefinite Term
Associate General Counsel at HCMLP since September 2017; In-House Counsel at HCMLP from January 2015 until September 2017; Secretary of the Highland Funds Complex since April 2019.
Dustin Norris (1/6/1984)
Executive Vice President since April 2019; Indefinite Term
Head of Distribution and Chief Product Strategist at NexPoint since March 2019; President of NexPoint Securities, Inc. since April 2018; Head of Distribution at HCMFA from November 2017 until March 2019; Chief Product Strategist at HCMFA from September 2015 to March 2019; Director of Product Strategy at HCMFA from May 2014 to September 2015; Officer of the Highland Funds Complex since November 2012.
(1/9/1979)
Jason Post
Chief Compliance Officer for HCMFA and NexPoint since September 2015; Chief Compliance Officer and Anti-Money Laundering Officer of the Highland Funds Complex since September 2015. Prior to his current role at
HCMFA and NexPoint, Mr. Post served as Deputy Chief Compliance
Chief Compliance Officer since September 2015;Officer and Director of Compliance for HCMLP. Indefinite Term
(5/6/1982)
David Klos, CPA
Chief Accounting Officer at HCMLP since April 2020 and Financial Operations Principal for NexPoint Securities, Inc. since October 2016; Controller at HCMLP from March 2017 to March 2020; Assistant
Assistant Treasurer since April 2020; IndefiniteController at HCMLP from March 2015 until February 2017. Term
Frank Waterhouse (4/14/1971)
Treasurer since May 2015; Principal Financial Officer and Principal Accounting Officer since October 2017; Principal Executive Officer since February 2018; Indefinite Term
Principal Occupations(s) During the Past Five Years
Partner and Chief Financial Officer of HCMLP; Treasurer of the Highland Funds Complex since May 2015.
Name, Date of Birth, Position(s) held with the Trust and Length of Time Served, Term of Office
OFFICERS

1On an annual basis, as a matter of Board policy, the Governance and Compliance Committee reviews each Trustee's performance and determines whether to extend each such Trustee's service for another year. Effective June 2013, the Board adopted a retirement policy wherein the Governance and Compliance Committee shall not recommend the continued service as a Trustee of a Board member who is older than 80 years of age at the time the Governance and Compliance Committee reports its findings to the Board.

2In light of relationships between Mr. Honis and certain affiliates of the Adviser, including HCMLP, arising out of HCMLP's pending Chapter 11 proceedings, Mr. Honis is treated as an Interested Trustee of the Trust effective January 28, 2020. From May 1, 2015 to January 28, 2020, Mr. Honis was treated as an Independent Trustee of the Trust.

Qualifications of Trustees

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual's business and professional experience and accomplishments; (ii) the individual's ability to work effectively with the other members of the Board; (iii) the individual's prior experience, if any, serving on company boards (including public companies and, where relevant, other investment companies) and the boards of other complex enterprises and organizations; and (iv) how the individual's skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual's professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. Each Trustee's professional experience and additional considerations that contributed to the Board's conclusion that an individual should serve on the Board are summarized in the table above.

Trustees' Compensation

The officers of the Trust receive no direct remuneration from the Trust. The following table sets forth the aggregate compensation paid to each of the Trustees by the Trust and the total compensation paid to each of the Trustees by the Highland Funds Complex for the fiscal year ended September 30, 2019.

		Pension or		Total
		Retirement		Compensation
	Aggregate	Benefits Accrued	Estimated Annual	from the
	Compensation	as Part of the	Benefits Upon	Highland Funds
Name of Trustee	From the Trust	Funds' Expense	Retirement	Complex

Independent Trustees
Timothy K. Hui1	$12,850	$0	$0	$75,000
Bryan A. Ward2	$27,413	$0	$0	$160,000
Dr. Bob Froehlich	$25,699	$0	$0	$150,000
Ethan Powell2	$27,413	$0	$0	$160,000
Interested Trustee
John Honis3	$25,699	$0	$0	$150,000
Dustin Norris4	N/A	N/A	N/A	N/A

1

2

3

4

Effective March 31, 2019, Mr. Hui resigned as an Independent Trustee of the Trust. Mr. Hui's resignation was related to a reduction in the size of the Board to five members. There were no material conflicts, disagreements or other issues between Mr. Hui, the Board of Trustees or the Adviser.

Effective December 31, 2018, the Board approved an aggregate compensation increase of $10,000 payable to each of the Chairman of the Audit Committee and the Chairman of the Board.

Effective January 28, 2020, Mr. Honis is treated as an Interested Trustee of the Trust.

Effective February 28, 2020, Mr. Norris resigned as an Interested Trustee of the Trust. Mr. Norris' resignation was related to a reduction in the size of the Board to four members and the Governance Committee's decision to maintain the independence of at least 75% of the Board in connection with industry best practice. There were no material conflicts, disagreements or other issues between Mr. Norris, the Board or the Adviser.

Each Trustee receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Funds Complex. The Trustees do not receive any separate compensation in connection with service on Committees or for attending Board or Committee meetings; however, the Chairman of the Board and the Chairman of the Audit Committee each receive an additional payment of $10,000 payable in quarterly installments and allocated among each portfolio in the Highland Funds Complex based on relative net assets. The Trustees do not have any pension or retirement plan.

Role of the Board, Leadership Structure and Risk Oversight

The Role of the Board

The Board oversees the management and operations of the Trust. Like most RICs, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as HCMFA, the Sub-Adviser, the Underwriter, administrator, sub-administrator, custodian, and the Transfer Agent, each of which is discussed in greater detail in this SAI. The Board has appointed senior employees of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust's operations. The Board receives regular reports from these officers and service providers regarding the Trust's operations. For example, the Treasurer provides reports as to financial reporting matters and investment personnel report on the performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal in person Board meetings which are typically held quarterly, in person, and involve the Board's review of, among other items, recent Trust operations. The Board also periodically holds telephonic meetings as part of its review of the Trust's activities. From time to time one or more members of the Board may also meet with management in less formal settings, between scheduled Board meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust's investments, operations or activities.

Board Structure and Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board consists of four Trustees, three of whom are Independent Trustees. Mr. Powell serves as Chairman of the Board. The Trustees meet periodically throughout the year in person and by telephone to oversee the Trust's activities, review contractual arrangements with service providers for the Trust and review the Trust's performance. The Board conducts much of its work through certain standing Committees and the Audit and Qualified Legal Compliance Committee and the Governance and Compliance Committee are chaired by an Independent Trustee.

The Board has established an Audit and Qualified Legal Compliance Committee, a Governance and Compliance Committee and a Distribution and Alternatives Oversight Committee, each of which are discussed in greater detail below.

Audit and Qualified Legal Compliance Committee. The members of the Audit and Qualified Legal Compliance Committee are Dr. Froehlich and Messrs. Powell and Ward each of whom is independent for purposes of the 1940 Act. The Audit and Qualified Legal Compliance Committee is responsible for approving the Trust's independent accountants, reviewing with the Trust's independent accountants the plans and results of the audit engagement and the adequacy of the Trust's internal accounting controls, approving professional services provided by the Trust's independent accountants. The Audit and Qualified Legal Compliance Committee is charged with compliance with Rules 205.2(k) and 205.3(c) of Title 17 of the Code of Federal Regulations regarding alternative reporting procedures for attorneys representing the Trust who appear and practice before the SEC on behalf of the Trust. The Audit and Qualified Legal Compliance Committee is also responsible for reviewing and overseeing the valuation of debt and equity securities that are not publicly traded or for which current market values are not readily available pursuant to policies and procedures adopted by the Board. The Board and Audit and Qualified Legal Compliance Committee will use the services of one or more independent valuation firms to help them determine the fair value of these securities. In addition, each member of the Audit and Qualified Legal Compliance Committee meets the current independence and experience requirements of Rule 10A-3 under the Exchange Act.

The Audit and Qualified Legal Compliance Committee met nine times during the fiscal year ended September 30, 2019. Mr. Ward acts as the Chairman of the Audit and Qualified Legal Compliance Committee and as the audit committee financial expert.

The Governance and Compliance Committee. The Trust's Governance and Compliance Committee's function is to oversee and make recommendations to the full Board or the Independent Trustees, as applicable, with respect to the governance of the Trust, selection and nomination of Trustees, compensation of Trustees, and related matters, as well as to oversee and assist Board oversight of the Trust's compliance with legal and regulatory requirements and to seek to address any potential conflicts of interest between the Trust and HCMFA in connection with any potential or existing litigation or other legal proceeding related to securities held by the Trust and the Adviser or another client of the Adviser. The Governance and Compliance Committee is also responsible for at least annually evaluating each Trustee and determining whether to recommend each Trustee's continued service in that capacity. The Governance and Compliance Committee will consider recommendations for Trustee nominees from shareholders sent to the Secretary of the Trust, 300 Crescent Court, Suite 700, Dallas, Texas 75201. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the recommended nominee's ability to meet the responsibilities of a Trustee of the Trust. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Governance and Compliance Committee. The Governance and Compliance Committee is currently comprised of Dr. Froehlich and Messrs. Ward and Powell, each of whom is independent for purposes of the 1940 Act. Dr. Froehlich serves as the Chairman of the Governance and Compliance Committee. Prior to the February 28, 2019-March 1, 2019 Board Meeting, the Governance and Compliance Committee was divided into the Governance Committee and the Compliance Committee, each of which met one time during the fiscal year ended September 30, 2019.The Governance and Compliance Committee met two times during the fiscal year ended September 30, 2019.

The Distribution and Alternatives Oversight Committee. The members of the Distribution and Alternatives Oversight Committee are Dr. Froehlich, Messrs. Honis, Ward, and Powell. The Distribution and Alternatives Oversight Committee is responsible for reviewing arrangements with financial intermediaries who provide service to the Trust, including Trust payments to financial intermediaries, and for overseeing any funds that, in the Board's determination, employ alternative investment strategies.

Mr. Honis serves as Chairman of the Distribution and Alternatives Oversight Committee. Prior to the February 28, 2019-March 1, 2019 Board Meeting, the Distribution and Alternatives Oversight Committee was divided into the Distribution Oversight Committee and the Alternatives Oversight Committee, each of which met one time during the fiscal year ended September 30, 2019. The Distribution and Alternatives Oversight Committee met two times during the fiscal year ended September 30, 2019

The Board is led by Ethan Powell, who has served as the Chairman of the Board since December 2013. Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust's governing documents, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. The Trust believes that the Chairman, and, as an entity, the full Board, provide effective leadership that is in the best interests of the Trust and each shareholder.

The Board periodically reviews its leadership structure, including the role of the Chairman. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure and considers whether its structure remains appropriate in light of the Trust's current operations. The Board believes that its leadership structure, including the current percentage of the Board who are Independent Trustees, is appropriate given its specific characteristics. These characteristics include: (i) the extent to which the work of the Board is conducted through the standing committees, and that the Audit and Qualified Legal Compliance Committee and the Governance and Compliance Committee meetings are chaired by an Independent Trustee; (ii) the extent to which the Independent Trustees meet as needed, together with their independent legal counsel, in the absence of members of management and members of the Board who are "interested persons" of the Trust; and (iii) Mr. Powell's previous positions with the Adviser and an affiliate of the Adviser and Mr. Honis' previous position with an affiliate of the Adviser, which enhance the Board's understanding of the operations of the Adviser.

Board Oversight of Risk Management

The Board's role is one of oversight, rather than active management. This oversight extends to the Trust's risk management processes. These processes are embedded in the responsibilities of officers of, and service providers to, the Trust. For example, HCMFA, the Sub-Adviser and other service providers to the Trust are primarily responsible for the management of the Trust's investment risks. The Board has not established a formal risk oversight committee; however, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight. For example, the Trustees seek to understand the key risks facing the Trust, including those involving conflicts of interest; how management identifies and monitors these risks on an ongoing basis; how management develops and implements controls to mitigate these risks; and how management tests the effectiveness of those controls.

In the course of providing that oversight, the Board receives a wide range of reports on the Trust's activities from HCMFA, the Sub-Adviser and other service providers, including reports regarding the Funds' investment portfolios, the compliance of the Funds with applicable laws, and the Funds' financial accounting and reporting. The Board also meets periodically with the Trust's Chief Compliance Officer to receive reports regarding the compliance of the Funds with the federal securities laws and the Trust's internal compliance policies and procedures, and meets with the Trust's Chief Compliance Officer periodically, including at least annually, to review the Chief Compliance Officer's annual report, including the Chief Compliance Officer's risk-based analysis for the Trust. The Board's Audit and Qualified Legal Compliance Committee also meets regularly with the Treasurer and Trust's independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust's financial reporting function. The Board also meets periodically with the portfolio managers of each Fund to receive reports regarding the management of the Fund, including its investment risks.

Additionally, as discussed in more detail above under "INVESTMENT STRATEGIES AND RISKS ̶ Restricted and Illiquid Investments," the Trust has implemented the LRM Program and related procedures to manage the liquidity risk of each Fund in accordance with Rule 22e-4 under the 1940 Act. The Board has designated the Adviser to serve as the administrator of the LRM Program, and the Adviser makes periodic reports to the Board of information necessary in order to allow the Board to fulfill its oversight responsibilities.

Share Ownership

The following table shows the dollar range of equity securities beneficially owned by the Trustees in each Fund and the aggregate dollar range of equity securities owned by the Trustees in all funds overseen by the Trustees in the Highland Funds Complex as of December 31, 2019.

Aggregate Dollar Range of Equity
Securities Owned in All Funds of the
	Dollar Range of Equity	Highland Funds Complex Overseen by
Name of Trustee/Fund	Securities in the Funds	Trustee
Interested Trustee

John Honis1	None	None
Dustin Norris2		Over $100,000
Highland Small-Cap Equity Fund	$1-$10,000

Independent Trustees

Dr. Bob Froehlich		Over $100,000

Highland Fixed Income Fund	$10,001-$50,000

Highland Socially Responsible Equity Fund	$10,001-$50,000

Highland Small-Cap Equity Fund	$10,001-$50,000

Highland Total Return Fund	$10,001-$50,000

Bryan A. Ward	None	Over $100,000

Ethan Powell	None	$10,001-$50,000

1	Effective January 28, 2020, Mr. Honis is treated as an Interested Trustee of the Trust.

2Effective February 28, 2020, Mr. Norris resigned as an Interested Trustee of the Trust (see discussion above).

Trustee Positions

As of December 31, 2019, no Independent Trustee, nor any of his immediate family members, owned beneficially or of record any class of securities of the Adviser or Underwriter (as defined below under "Underwriter") or any person controlling, controlled by or under common control with any such entities.

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HFII-SAISUPP1-0420